Note 12 - Subordinated Notes Payable (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Repayments of bonds, notes and debentures		$ (0)	$ 5,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Repayments of bonds, notes and debentures	$ 5,000